Schedule of investments

Delaware Growth Equity Fund June 30, 2020 (Unaudited)

	Number of Shares	Value (US$)
Common Stock – 99.22% ✧
Communication Services - 6.79%
Alphabet Class A †	14,080	$19,966,144
Facebook Class A †	86,900	19,732,383
		39,698,527
Consumer Discretionary - 11.85%
Amazon. com †	9,300	25,657,026
AutoZone †	11,200	12,634,944
Deckers Outdoor †	90,600	17,792,934
Target	110,291	13,227,200
		69,312,104
Consumer Staples - 5.17%
Procter & Gamble	95,512	11,420,370
TreeHouse Foods †	157,000	6,876,600
Walmart	99,612	11,931,525
		30,228,495
Energy - 0.72%
Chevron	47,300	4,220,579
		4,220,579
Financials - 3.92%
Ameriprise Financial	81,300	12,198,252
JPMorgan Chase & Co.	113,900	10,713,434
		22,911,686
Healthcare - 17.05%
Baxter International	157,533	13,563,591
Bristol-Myers Squibb	215,200	12,653,760
Centene †	260,440	16,550,962
Edwards Lifesciences †	171,800	11,873,098
Eli Lilly and Co.	123,672	20,304,469
Hologic †	257,800	14,694,600
Merck & Co.	130,800	10,114,764
		99,755,244
Industrials - 10.83%
Dover	138,900	13,412,184
EMCOR Group	152,400	10,079,736
Huntington Ingalls Industries	60,190	10,502,553
Parker-Hannifin	84,500	15,486,315
Rockwell Automation	65,100	13,866,300
		63,347,088
Information Technology - 42.89%
Adobe †	57,300	24,943,263
Akamai Technologies †	130,379	13,962,287
Apple	82,002	29,914,330

NQ-QGV [6/20] 8/20 (1294033) 1

Schedule of investments

Delaware Growth Equity Fund (Unaudited)

	Number of Shares	Value (US$)
Common Stock ✧ (continued)
Information Technology (continued)
Cadence Design Systems †	258,350	$24,791,266
Ciena †	299,800	16,237,168
EPAM Systems †	69,193	17,437,328
Fortinet †	161,080	22,111,452
Microsoft	144,850	29,478,424
NVIDIA	42,100	15,994,211
Oracle	197,100	10,893,717
PayPal Holdings †	150,640	26,246,007
Zebra Technologies Class A †	73,577	18,832,033
		250,841,486
Total Common Stock (cost $411,978,501)		580,315,209

Short-Term Investments – 0.96%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.10%)	1,121,582	1,121,582
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.06%)	1,121,584	1,121,584
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.15%)	1,121,583	1,121,583
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	1,121,583	1,121,583
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.04%)	1,121,583	1,121,583
Total Short-Term Investments (cost $5,607,915)		5,607,915

Total Value of Securities – 100.18%
(cost $417,586,416)		585,923,124
Liabilities Net of Receivables and Other Assets – (0.18%)		(1,034,471)
Net Assets Applicable to 45,912,178 Shares Outstanding – 100.00%		$584,888,653

✧ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

† Non-income producing security.

GS – Goldman Sachs

2 NQ-QGV [6/20] 8/20 (1294033)